Other assets - Deferred Dry-Dock (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel
Changes In Deferred Cost [Roll Forward]
Beginning balance	$ 166.0	$ 86.9
Costs incurred	54.0	124.4
Vessel Sales	(2.3)	(6.9)
Amortization expensed	(50.6)	(38.4)
Ending balance	$ 167.1	$ 166.0
Number of vessels classified as held for sale | vessel		1